Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 36.3%
Aerospace & Defense - 0.8%
Boeing Co. (The)
3.45%, 11/1/28	$100,000	$97,617
5.15%, 5/1/30	66,000	66,997
6.53%, 5/1/34	63,000	68,620
6.86%, 5/1/54	94,000	103,667
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	46,532
Northrop Grumman Corp., 4.75%, 6/1/43	25,000	22,602
RTX Corp., 4.05%, 5/4/47	50,000	39,671
		445,706
Agriculture - 0.4%
BAT Capital Corp.
2.26%, 3/25/28	75,000	71,979
6.00%, 2/20/34	157,000	165,893
		237,872
Auto Manufacturers - 0.5%
General Motors Financial Co., Inc.
1.50%, 6/10/26	125,000	124,263
2.35%, 1/8/31	125,000	111,341
Hyundai Capital America, 5.40%, 6/24/31(a)	50,000	50,872
		286,476
Banks - 8.5%
Banco Santander SA, 5.57%, 1/17/30	200,000	204,895
Bank of America Corp.
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28(b)	108,000	106,091
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29(b)	125,000	124,370
2.59%, (SOFR + 2.15%), 4/29/31(b)	75,000	69,272
1.90%, (SOFR + 1.53%), 7/23/31(b)	100,000	89,061
2.65%, (SOFR + 1.22%), 3/11/32(b)	100,000	90,698
2.97%, (SOFR + 1.33%), 2/4/33(b)	50,000	45,239
4.57%, (SOFR + 1.83%), 4/27/33(b)	50,000	49,132
5.51%, (SOFR + 1.31%), 1/24/36(b)	25,000	25,507
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(b)	75,000	64,879
5.05%, (SOFR + 1.13%), 2/6/37(b)	225,000	222,090
Barclays PLC, 5.79%, (SOFR + 1.59%), 2/25/36(b)	200,000	202,430
Canadian Imperial Bank of Commerce, 5.25%, (SOFR + 1.11%), 1/13/31(b)	100,000	101,990
Citigroup, Inc.
3.40%, 5/1/26	200,000	200,027
4.45%, 9/29/27	125,000	125,000
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28(b)	50,000	49,467
2.98%, (SOFR + 1.42%), 11/5/30(b)	100,000	94,417
3.06%, (SOFR + 1.35%), 1/25/33(b)	50,000	45,179

	Shares/ Principal	Fair Value

Banks (continued)
6.02%, (SOFR + 1.83%), 1/24/36(b)	$60,000	$61,268
First Horizon Corp., 5.51%, (SOFR + 1.77%), 3/7/31(b)	55,000	55,715
JPMorgan Chase & Co.
3.30%, 4/1/26	225,000	225,000
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29(b)	125,000	122,973
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31(b)	25,000	23,294
4.35%, (SOFR + 0.84%), 1/22/32(b)	90,000	88,724
2.96%, (SOFR + 1.26%), 1/25/33(b)	50,000	45,346
5.57%, (SOFR + 1.68%), 4/22/36(b)	145,000	149,362
4.90%, (SOFR + 1.07%), 1/22/37(b)	120,000	117,487
5.19%, (SOFR + 1.30%), 2/5/37(b)	75,000	73,737
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34(b)	90,000	88,912
Morgan Stanley
3.63%, 1/20/27	50,000	49,783
3.95%, 4/23/27	30,000	29,819
5.16%, (SOFR + 1.59%), 4/20/29(b)	155,000	156,777
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30(b)	50,000	49,775
2.70%, (SOFR + 1.14%), 1/22/31(b)	75,000	69,646
1.79%, (SOFR + 1.03%), 2/13/32(b)	125,000	108,244
5.47%, (SOFR + 1.73%), 1/18/35(b)	30,000	30,502
5.66%, (SOFR + 1.76%), 4/17/36(b)	50,000	51,248
Toronto-Dominion Bank (The), 4.46%, 6/8/32	25,000	24,580
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27(b)	25,000	25,065
UBS Group AG, 4.55%, 4/17/26	255,000	254,996
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29(b)	70,000	71,980
4.97%, (SOFR + 2.11%), 7/22/33(b)	140,000	138,474
5.85%, (SOFR + 2.09%), 10/21/33(b)	50,000	52,525
Wells Fargo & Co.
3.00%, 10/23/26	325,000	322,752
4.30%, 7/22/27	100,000	99,858
4.15%, 1/24/29	25,000	24,853
4.90%, (SOFR + 2.10%), 7/25/33(b)	11,000	10,939
Westpac Banking Corp.
4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(b)	75,000	73,122
5.62%, (US 1 Year CMT T-Note + 1.20%), 11/20/35(b)	114,000	115,373
		4,721,873
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	31,448

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Beverages (continued)
5.45%, 1/23/39	$35,000	$35,584
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34	40,000	41,019
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	98,534
3.15%, 8/1/29	125,000	119,634
2.25%, 8/1/31	50,000	44,090
Keurig Dr Pepper, Inc., 3.80%, 5/1/50	19,000	13,241
Pernod Ricard International Finance LLC, 1.63%, 4/1/31(a)	330,000	285,040
		668,590
Biotechnology - 0.6%
Amgen, Inc.
5.25%, 3/2/30	130,000	133,493
5.25%, 3/2/33	84,000	86,252
Royalty Pharma PLC
2.20%, 9/2/30	70,000	63,020
5.40%, 9/2/34	79,000	79,677
		362,442
Building Materials - 0.3%
Carrier Global Corp.
2.70%, 2/15/31	75,000	68,767
5.90%, 3/15/34	101,000	106,384
		175,151
Chemicals - 0.0%†
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(a)	27,000	25,896
Commercial Services - 0.6%
Cornell University, 4.73%, 6/15/35	130,000	128,877
Global Payments, Inc., 5.55%, 11/15/35	80,000	77,113
Quanta Services, Inc., 5.25%, 8/9/34	68,000	68,451
S&P Global, Inc., 2.95%, 1/22/27	50,000	49,484
		323,925
Computers - 0.1%
Dell International LLC / EMC Corp., 5.30%, 10/1/29	25,000	25,518
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	57,000	55,210
		80,728
Diversified Financial Services - 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/26	225,000	222,413
5.38%, 12/15/31	150,000	152,231
Air Lease Corp., 3.75%, 6/1/26	175,000	174,724
Ally Financial, Inc., 2.20%, 11/2/28	100,000	94,052
Avolon Holdings Funding Ltd.
6.38%, 5/4/28(a)	40,000	41,170
5.15%, 1/15/30(a)	26,000	26,093

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Capital One Financial Corp., 6.18%, (SOFR + 2.04%), 1/30/36(b)	$120,000	$122,183
Nasdaq, Inc., 3.25%, 4/28/50	25,000	16,678
Synchrony Financial, 4.95%, (SOFR + 1.53%), 2/25/32(b)	80,000	77,644
		927,188
Electric - 1.4%
Ameren Corp., 3.50%, 1/15/31	25,000	23,719
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	45,756
Dominion Energy, Inc., 3.38%, 4/1/30	50,000	47,742
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,234
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(a)	100,000	91,008
Entergy Corp., 2.95%, 9/1/26	175,000	173,984
Exelon Corp., 4.05%, 4/15/30	50,000	48,960
FirstEnergy Corp., 2.25%, 9/1/30	50,000	45,042
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	75,858
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,225
2.50%, 2/1/31	50,000	44,797
3.30%, 8/1/40	25,000	18,718
Southern California Edison Co., 4.20%, 3/1/29	100,000	98,968
		758,011
Electronics - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	45,947
Engineering & Construction - 0.4%
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	196,166
Environmental Control - 0.1%
Republic Services, Inc., 4.88%, 4/1/29	50,000	50,749
Food - 1.4%
Campbell's Co. (The), 4.75%, 3/23/35	39,000	35,908
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	85,839
6.20%, 11/15/33	47,000	49,828
Mars, Inc.
4.80%, 3/1/30(a)	150,000	151,591
5.00%, 3/1/32(a)	125,000	126,497
5.20%, 3/1/35(a)	200,000	202,035
Sysco Corp., 4.45%, 3/15/48	25,000	19,768
The Campbell's Co., 5.40%, 3/21/34	117,000	113,610
		785,076
Gas - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	24,086

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Healthcare-Products - 0.3%
Solventum Corp.
5.40%, 3/1/29	$47,000	$48,092
5.60%, 3/23/34	60,000	61,359
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	68,069
		177,520
Healthcare-Services - 3.2%
Adventist Health System/West
2.95%, 3/1/29	25,000	23,782
4.74%, 12/1/30	155,000	153,492
5.76%, 12/1/34	35,000	36,065
Ascension Health, 4.92%, 11/15/35	75,000	74,128
Banner Health, 2.34%, 1/1/30	145,000	134,437
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	44,408
Cigna Group (The)
5.13%, 5/15/31	85,000	86,732
4.80%, 8/15/38	75,000	70,577
CommonSpirit Health
4.35%, 9/1/30	40,000	39,369
4.98%, 9/1/35	65,000	63,472
3.91%, 10/1/50	110,000	80,762
6.46%, 11/1/52	105,000	111,737
Elevance Health, Inc., 4.60%, 9/15/32	150,000	147,653
HCA, Inc.
4.50%, 2/15/27	100,000	99,998
5.45%, 4/1/31	125,000	128,165
Humana, Inc., 5.95%, 3/15/34	20,000	20,383
Laboratory Corp. of America Holdings, 4.80%, 10/1/34	35,000	34,087
PeaceHealth Obligated Group, 4.34%, 11/15/28	55,000	54,730
Rush System for Health Obligated Group, 3.92%, 11/15/29	60,000	59,034
Sutter Health
2.29%, 8/15/30	25,000	22,798
4.09%, 8/15/48	225,000	178,944
UnitedHealth Group, Inc.
5.88%, 2/15/53	50,000	49,353
5.05%, 4/15/53	50,000	44,092
		1,758,198
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	45,067
Insurance - 0.8%
Assurant, Inc., 3.70%, 2/22/30	191,000	183,298
Chubb INA Holdings LLC, 6.80%, 11/15/31	49,000	54,108
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	74,465
2.13%, 6/15/30	100,000	90,275

	Shares/ Principal	Fair Value

Insurance (continued)
Willis North America, Inc., 2.95%, 9/15/29	$50,000	$47,326
		449,472
Internet - 1.4%
Alphabet, Inc., 4.10%, 11/15/30	250,000	248,257
Expedia Group, Inc.
3.25%, 2/15/30	28,000	26,451
2.95%, 3/15/31	14,000	12,831
Meta Platforms, Inc.
4.20%, 11/15/30	100,000	98,986
4.88%, 11/15/35	225,000	220,828
Netflix, Inc., 5.88%, 11/15/28	95,000	98,839
Uber Technologies, Inc., 4.50%, 8/15/29(a)	50,000	49,589
		755,781
Investment Companies - 0.1%
Blackstone Private Credit Fund, 6.00%, 1/29/32	25,000	24,233
Blackstone Secured Lending Fund, 5.88%, 11/15/27	25,000	25,082
		49,315
Leisure Time - 0.2%
Royal Caribbean Cruises Ltd., 5.25%, 2/27/38	90,000	85,639
Lodging - 1.0%
Choice Hotels International, Inc.
3.70%, 1/15/31	94,000	88,241
5.85%, 8/1/34	45,000	45,396
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	148,552
Marriott International, Inc.
4.90%, 4/15/29	50,000	50,572
4.88%, 5/15/29	39,000	39,439
2.85%, 4/15/31	175,000	160,242
Marriott International, Inc./Md, 4.50%, 5/1/33	50,000	48,324
		580,766
Machinery-Construction & Mining - 0.2%
Vertiv Holdings Co., 4.85%, 3/15/36	100,000	97,277
Machinery-Diversified - 0.1%
IDEX Corp., 2.63%, 6/15/31	25,000	22,551
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	46,789
		69,340
Media - 0.2%
Comcast Corp.
5.30%, 6/1/34	98,000	99,541
3.75%, 4/1/40	25,000	20,292
		119,833
Oil & Gas - 0.3%
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,708

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Phillips 66, 3.90%, 3/15/28	$150,000	$148,619
		173,327
Pharmaceuticals - 0.5%
Cencora, Inc., 2.70%, 3/15/31	117,000	106,646
CVS Health Corp., 4.78%, 3/25/38	160,000	147,305
		253,951
Pipelines - 1.2%
Energy Transfer LP
5.25%, 4/15/29	100,000	101,821
5.30%, 4/15/47	25,000	22,094
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	169,782	137,231
MPLX LP
4.80%, 2/15/29	50,000	50,395
2.65%, 8/15/30	125,000	115,207
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	100,000	100,184
Targa Resources Corp., 4.20%, 2/1/33	40,000	37,881
Williams Cos., Inc. (The), 5.65%, 3/15/33	75,000	77,512
		642,325
REITS - 2.1%
Agree LP, 4.80%, 10/1/32	35,000	34,659
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	50,241
2.38%, 7/15/31	30,000	26,403
Camden Property Trust, 2.80%, 5/15/30	75,000	70,050
Crown Castle, Inc.
3.65%, 9/1/27	75,000	74,101
3.30%, 7/1/30	204,000	191,145
CubeSmart LP, 2.50%, 2/15/32	15,000	13,140
Essex Portfolio LP, 3.00%, 1/15/30	75,000	70,658
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	37,336
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	47,055
Kilroy Realty LP, 4.75%, 12/15/28	79,000	78,352
Prologis LP, 4.63%, 1/15/33	75,000	74,243
Realty Income Corp.
4.88%, 6/1/26	75,000	75,013
3.40%, 1/15/30	100,000	95,891
Regency Centers LP, 2.95%, 9/15/29	125,000	119,133
UDR, Inc., 2.10%, 8/1/32	25,000	21,148
WP Carey, Inc.
3.85%, 7/15/29	75,000	73,227
2.40%, 2/1/31	25,000	22,360
		1,174,155
Retail - 0.6%
7-Eleven, Inc., 1.30%, 2/10/28(a)	100,000	94,298

	Shares/ Principal	Fair Value

Retail (continued)
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(a)	$50,000	$49,418
AutoNation, Inc., 1.95%, 8/1/28	25,000	23,517
Lowe's Cos., Inc., 1.70%, 9/15/28	75,000	70,478
O'reilly Automotive, Inc., 5.10%, 3/12/36	40,000	39,502
Starbucks Corp., 4.00%, 11/15/28	75,000	74,391
		351,604
Semiconductors - 0.9%
Broadcom, Inc.
3.42%, 4/15/33	150,000	137,204
3.47%, 4/15/34	40,000	36,039
Intel Corp.
5.20%, 2/10/33	100,000	100,806
5.15%, 2/21/34	28,000	27,932
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	47,665
2.50%, 5/11/31	125,000	112,188
2.65%, 2/15/32	75,000	66,048
		527,882
Software - 3.3%
Constellation Software, Inc., 5.46%, 2/16/34(a)	41,000	40,219
Electronic Arts, Inc., 2.95%, 2/15/51	54,000	43,502
Fidelity National Information Services, Inc., 4.80%, 3/10/31	100,000	99,188
Fiserv, Inc., 4.20%, 10/1/28	100,000	98,834
Oracle Corp.
4.50%, 5/6/28	75,000	74,638
2.95%, 4/1/30	25,000	22,806
4.65%, 5/6/30	100,000	97,704
2.88%, 3/25/31	225,000	200,090
5.25%, 2/3/32	90,000	88,379
4.80%, 9/26/32	90,000	85,684
4.90%, 2/6/33	91,000	86,286
5.35%, 5/4/33	80,000	77,898
5.20%, 9/26/35	105,000	98,298
5.70%, 2/4/36	80,000	76,979
3.60%, 4/1/40	25,000	18,141
6.00%, 8/3/55	25,000	21,024
6.70%, 2/4/56	40,000	37,036
Salesforce, Inc.
4.90%, 9/15/31	230,000	229,571
5.55%, 3/15/36	209,000	208,420
Synopsys, Inc., 5.00%, 4/1/32	55,000	55,481
VMware LLC
1.80%, 8/15/28	25,000	23,527
2.20%, 8/15/31	75,000	65,844
		1,849,549

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Telecommunications - 1.3%
AT&T, Inc.
4.90%, 8/15/37	$50,000	$48,057
4.85%, 3/1/39	85,000	79,131
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	212,331
T-Mobile USA, Inc.
3.75%, 4/15/27	111,000	110,305
5.20%, 1/15/33	150,000	152,752
Verizon Communications, Inc.
4.02%, 12/3/29	25,000	24,655
2.55%, 3/21/31	100,000	90,814
		718,045
Transportation - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	74,362
FedEx Corp., 3.40%, 2/15/28	25,000	24,560
Union Pacific Corp., 2.80%, 2/14/32	100,000	90,847
		189,769
Trucking & Leasing - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29(a)	48,000	48,712
Total Corporate Bonds and Notes
(Cost - $20,749,680)		20,233,409
Agency Mortgage Backed Securities - 29.6%
Federal Home Loan Mortgage Corporation - 5.5%
Freddie Mac Pool
4.00%, 3/1/50	332,316	319,262
3.00%, 12/1/50	500,994	449,840
2.50%, 9/1/51	678,809	581,364
2.00%, 1/1/52	1,596,610	1,293,419
4.50%, 6/1/52	435,576	424,784
		3,068,669
Federal National Mortgage Association - 15.2%
Fannie Mae or Freddie Mac
0.05%, 4/1/41(c)	1,000,000	991,836
5.50%, 4/1/56(c)	1,500,000	1,506,445
6.00%, 4/1/56(c)	1,000,000	1,018,750
Fannie Mae Pool
4.50%, 6/1/31	124,920	125,770
4.50%, 7/1/48	252,520	246,331
5.00%, 11/1/48	170,554	171,851
2.00%, 11/1/50	820,207	666,295
2.50%, 11/1/50	795,925	684,225
2.50%, 3/1/51	60,714	52,175
2.50%, 9/1/51	77,280	66,417
2.50%, 10/1/51	304,639	261,849
2.50%, 11/1/51	179,299	154,093
2.50%, 11/1/51	140,524	120,762

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
2.50%, 2/1/52	$185,282	$156,903
5.00%, 11/1/52	775,082	768,741
5.50%, 11/1/52	750,605	762,478
6.00%, 12/1/52	673,409	698,698
		8,453,619
Government National Mortgage Association - 8.9%
Ginnie Mae II Pool
4.50%, 2/1/48	86,776	85,047
4.50%, 5/1/48	90,878	89,397
4.50%, 8/1/48	114,289	112,064
5.00%, 8/1/48	23,104	23,231
4.50%, 9/1/48	403,091	396,521
5.00%, 10/1/48	133,836	135,192
5.00%, 11/1/48	82,020	82,851
5.00%, 12/1/48	43,833	44,070
5.00%, 1/1/49	128,738	129,370
4.00%, 2/1/49	118,424	112,398
4.50%, 3/1/49	3,833	3,771
5.00%, 3/1/49	61,113	60,754
4.00%, 5/1/49	105,940	101,151
4.50%, 10/1/49	90,649	89,174
3.00%, 3/1/50	329,280	294,525
3.00%, 11/20/51	656,980	585,997
2.00%, 12/1/51	849,572	700,718
3.50%, 6/1/52	833,632	771,556
4.50%, 10/20/52	755,730	736,535
5.50%, 5/1/54	416,233	419,454
		4,973,776
Total Agency Mortgage Backed Securities
(Cost - $16,987,819)		16,496,064
Asset Backed and Commercial Backed Securities - 20.0%
Bain Capital Credit CLO 2019-1, 5.06%, (3 Month Term SOFR + 1.40%), 4/19/34 (a),(b)	200,000	199,921
BANK 2025-BNK51, 5.29%, 12/11/67	100,000	101,797
BANK5 2024-5YR9, 6.18%, 8/1/57 (d)	150,000	155,475
Barclays Dryrock Issuance Trust
4.72%, 2/15/29	$300,000	300,059
3.97%, 7/15/31	125,000	124,668
Barings CLO Ltd. 2024-I, 4.85%, (3 Month Term SOFR + 1.17%), 1/20/39 (a),(b)	250,000	249,194
BBCMS Mortgage Trust 2024-5C25, 6.36%, 3/1/57 (d)	100,000	103,690

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Belmont Park CLO Ltd., 0.00%, (3 Month Term SOFR + 1.28%), 4/15/37 (a),(b)	$270,000	$270,000
BFLD Commercial Mortgage Trust 2025-660F, 5.17%, (1 Month Term SOFR + 1.50%), 11/15/42 (a),(b)	200,000	199,604
BMO 2023-C7 Mortgage Trust, 6.16%, 12/1/56	100,000	106,007
BMO 2024-5C4 Mortgage Trust, 6.53%, 5/15/57 (d)	125,000	130,764
BX Commercial Mortgage Trust 2024-XL4, 5.11%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	79,918	79,944
BX Commercial Mortgage Trust 2024-XL5, 5.06%, (1 Month Term SOFR + 1.39%), 3/15/39 (a),(b)	61,129	61,148
BX Commercial Mortgage Trust 2026-CSMO, 5.07%, (1 Month Term SOFR + 1.40%), 2/15/43 (a),(b)	100,000	99,956
BX Trust 2024-BIO, 5.31%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	150,000	149,524
CarVal CLO IX-C Ltd., 5.77%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	250,000	250,235
CBAMR 2017-4 Ltd., 5.09%, (3 Month Term SOFR + 1.42%), 3/31/38 (a),(b)	250,000	250,293
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/1/66 (a),(d)	54,293	47,582
COLT 2025-8 Mortgage Loan Trust, 5.48%, 8/1/70 (a),(e)	159,982	160,353
Connecticut Avenue Securities Trust
5.31%, (SOFR + 1.65%), 12/25/41(a),(b)	33,660	33,715
5.46%, (SOFR + 1.80%), 1/25/44(a),(b)	50,000	50,027
5.61%, (SOFR + 1.95%), 3/25/44(a),(b)	50,000	49,983
4.51%, (SOFR + 0.85%), 1/25/46(a),(b)	154,724	153,895
Csmc 2021-Nqm6 Trust, 1.17%, 7/1/66 (a),(d)	73,365	62,480
Dewolf Park CLO Ltd., 4.87%, (3 Month Term SOFR + 1.21%), 1/22/39 (a),(b)	260,000	259,297
DOLP Trust 2021-NYC, 2.96%, 5/1/41 (a)	100,000	89,777

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Durst Commercial Mortgage Trust 2025-151, 4.80%, 8/1/42 (a),(d)	$150,000	$151,287
EFMT 2026-NQM4, 5.47%, 4/1/71 (a),(e)	125,000	125,179
Fannie Mae Remics, 4.66%, (SOFR + 1.00%), 3/25/55 (b)	131,341	131,877
Fidelity Grand Harbour Clo 2023-1 DAC, 3.73%, 2/15/38 (a)	250,000	286,013
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/1/28(d)	50,000	50,830
4.35%, (SOFR + 0.68%), 2/25/33(b)	75,339	75,427
4.90%, 10/1/33(d)	150,000	153,753
Freddie Mac STACR REMIC Trust 2021-DNA5, 5.31%, (SOFR + 1.65%), 1/25/34 (a),(b)	5,756	5,752
Freddie Mac STACR REMIC Trust 2024-DNA2, 4.86%, (SOFR + 1.20%), 5/25/44 (a),(b)	81,257	81,222
Freddie Mac STACR REMIC Trust 2024-DNA3, 4.61%, (SOFR + 0.95%), 9/25/45 (a),(b)	147,250	146,785
Generate CLO 22 Ltd., 5.00%, (3 Month Term SOFR + 1.33%), 7/20/38 (a),(b)	250,000	250,257
Ginnie Mae, 2.00%, 8/1/51	338,430	285,397
GoldenTree Loan Management US CLO 19 Ltd., 4.82%, (3 Month Term SOFR + 1.15%), 7/20/39 (a),(b)	250,000	249,499
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	138,441	139,672
IRV Trust 2025-200P
5.29%, 3/1/47(a),(d)	200,000	201,854
5.44%, 3/1/47(a),(d)	150,000	149,316
J.P. Morgan Mortgage Trust 2024-1, 6.00%, 6/1/54 (a),(d)	43,081	43,025
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/1/51 (a),(d)	85,214	70,542
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/1/64 (a),(e)	238,266	239,860
LEX 2024-BBG Mortgage Trust, 4.87%, 10/1/33 (a),(d)	150,000	149,413
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/1/53	250,000	225,611
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM4, 5.59%, 6/1/70 (a),(e)	168,472	168,661
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	20,387	20,498

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
NYC Commercial Mortgage Trust 2025-11X, 5.42%, (1 Month Term SOFR + 1.74%), 10/15/40 (a),(b)	$100,000	$100,061
NYC Trust 2025-77C, 4.79%, 1/1/36 (a),(d)	150,000	148,915
OBX 2024-NQM14 Trust, 4.94%, 9/1/64 (a),(e)	124,054	123,048
OBX 2025-NQM11 Trust, 5.42%, 5/1/65 (a),(e)	123,219	123,074
OCP CLO 2017-14 Ltd., 5.04%, (3 Month Term SOFR + 1.37%), 7/20/37 (a),(b)	350,000	350,029
OHA Credit Funding 7 Ltd., 4.95%, (3 Month Term SOFR + 1.28%), 7/19/38 (a),(b)	275,000	275,015
Pikes Peak CLO 19 2025, 5.01%, (3 Month Term SOFR + 1.34%), 7/20/38 (a),(b)	250,000	250,107
PRKCM 2021-AFC2 Trust, 2.07%, 11/1/56 (a),(d)	172,475	152,983
RAD CLO 27 Ltd., 4.99%, (3 Month Term SOFR + 1.32%), 1/15/38 (a),(b)	150,000	149,997
Regatta 30 Funding Ltd., 4.99%, (3 Month Term SOFR + 1.32%), 1/25/38 (a),(b)	275,000	275,179
ROCK TRUST 2024-CNTR
5.93%, 11/1/41(a)	100,000	102,246
5.39%, 11/13/41(a)	150,000	152,578
Santander Drive Auto Receivables Trust 2025-1, 4.74%, 1/16/29	121,994	122,221
Sixth Street CLO XVI Ltd., 4.83%, (3 Month Term SOFR + 1.17%), 1/21/39 (a),(b)	300,000	299,195
Sound Point Euro Clo 14 funding DAC, 3.63%, 4/20/39 (a)	250,000	284,273
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/1/60 (a),(d)	150,000	145,803
Texas Debt Capital CLO 2025-I Ltd., 4.81%, (3 Month Term SOFR + 1.14%), 4/24/38 (a),(b)	275,000	274,008
Verus Securitization Trust 2022-1, 3.29%, 1/1/67 (a),(d)	97,696	90,895
Warwick Capital CLO 1 Ltd., 4.95%, (3 Month Term SOFR + 1.28%), 10/20/38 (a),(b)	250,000	249,504

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/1/49 (a),(d)		$4,789	$4,376
Wonder Lake Park CLO Ltd., 4.96%, (3 Month Term SOFR + 1.29%), 7/24/38 (a),(b)		325,000	325,139
Total Asset Backed and Commercial Backed Securities
(Cost - $11,129,601)			11,139,764
U.S. Treasury Securities and Agency Bonds - 14.1%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32		290,000	271,152
3.50%, 9/1/32		40,000	38,536
2.85%, 3/28/34		370,000	334,701
1.70%, 4/23/35		540,000	425,003
Federal Home Loan Banks, 4.75%, 12/10/32		80,000	82,384
U.S. Treasury Bond
4.75%, 2/15/41		1,560,000	1,570,786
4.63%, 5/15/44		1,440,000	1,399,388
3.13%, 5/15/48		260,000	196,056
3.38%, 11/15/48		250,000	196,338
2.88%, 5/15/49		260,000	185,311
4.75%, 5/15/55		170,000	165,962
4.75%, 8/15/55		160,000	156,325
U.S. Treasury Note
4.50%, 4/15/27		1,090,000	1,098,397
3.75%, 6/30/30		370,000	367,615
3.88%, 3/31/31		290,000	289,094
4.13%, 3/31/32		520,000	522,011
4.25%, 3/31/33		360,000	362,644
U.S. Treasury Strip Coupon
0.00%, 11/15/29(f)		68,600	59,581
0.00%, 8/15/30(f)		30,000	25,242
0.00%, 11/15/30(f)		30,000	24,987
0.00%, 11/15/31(f)		30,000	23,908
0.00%, 5/15/32(f)		64,500	50,288
0.00%, 8/15/33(f)		30,000	22,035
Total U.S. Treasury Securities and Agency Bonds
(Cost - $8,057,255)			7,867,744
Sovereign Debts - 1.4%
Chile Government International Bond, 4.95%, 1/5/36		200,000	197,452
Eagle Funding Luxco Sarl, 5.50%, 8/17/30 (a)		250,000	250,575
Indonesia Government International Bond, 4.10%, 3/4/34	EUR	100,000	110,684

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

		Shares/ Principal	Fair Value
Sovereign Debts (continued)
Peruvian Government International Bond, 3.23%, 7/28/21		$20,000	$10,665
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	27,729
Romanian Government International Bond
3.00%, 2/27/27(a)		30,000	29,412
2.12%, 7/16/31	EUR	30,000	29,694
6.38%, 1/30/34		80,000	79,524
5.75%, 7/4/36(a)		20,000	18,540
Total Sovereign Debts
(Cost - $783,851)			754,275
Municipal Bonds - 1.0%

Maryland Economic Development Corp.
4.83%, 11/30/30		25,000	25,518
4.97%, 11/30/32		60,000	61,386
Metropolitan Transportation Authority, 5.18%, 11/15/49		15,000	13,995
New Jersey Turnpike Authority, 7.10%, 1/1/41		25,000	28,841
State of California, 7.60%, 11/1/40		175,000	209,913
State of Illinois, 5.10%, 6/1/33		231,225	235,528
Total Municipal Bonds
(Cost - $603,678)			575,181
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(g) (Cost - $1,633,837)		1,633,837	1,633,837
Total Short-Term Investments (Cost - $1,633,837)			1,633,837
Total Investments - 105.3%
(Cost - $59,945,721)			$58,700,274
Other Assets Less Liabilities - Net (5.3)%			(2,937,141)
Total Net Assets - 100.0%			$55,763,133

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2026, these securities amounted to $10,689,149 or 19.2% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	Step coupon.
(f)	Rate shown represents discount rate at the time of purchase.
(g)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIP	-	Separate trading of registered interest and principal of securities

FORWARD SALES CONTRACTS
At March 31, 2026, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	4/1/2056	$(500,000)	$(482,187)
Fannie Mae or Freddie Mac	0.00%	TBA - 30Yr	4/1/2056	(250,000)	(246,445)
Ginnie Mae	0.00%	TBA - 30Yr	4/20/2053	(1,000,000)	(964,492)
(Proceeds Receivable: $(1,706,054))					$(1,693,124)

*	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
EURO-SCHATZ Future	Morgan Stanley	10	6/8/2026	$1,218,452	$(4,108)
ICE 3 Month SONIA Future	Morgan Stanley	9	3/16/2027	2,837,711	(26,011)
U.S. 10 Year Note Future	Morgan Stanley	12	6/18/2026	1,332,563	(9,256)
U.S. 2 Year Note Future	Morgan Stanley	37	6/30/2026	7,675,477	(56,928)
U.S. 5 Year Note Future	Morgan Stanley	28	6/30/2026	3,029,031	(22,102)
U.S. Long Bond Future	Morgan Stanley	10	6/18/2026	1,138,750	(19,313)
U.S. Ultra Bond Future	Morgan Stanley	27	6/18/2026	3,147,188	(95,682)
					(233,400)
Short Futures Contracts
U.S. 10 Year Ultra Future	Morgan Stanley	13	6/18/2026	1,475,703	29,737
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(203,663)

Over the Counter (“OTC”) Interest Rate Swaptions Purchased
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America, NA	Call	6 Month EUR	Receives 2.25%	04/29/26	130,000	$5	$866	$(861)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$5	$866	$(861)

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

OTC Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America, NA	Call	6 Month EUR	Receives 2.586%	04/29/26	30,000	$(7)	$(869)	$862
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(7)	$(869)	$862

*	The Fund may receive or pay a variable rate.

Centrally Cleared Interest Rate Swaps
Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	SOFR-COMPOUND	3.062%	08/31/27	460,000	USD	$2,695	$433	$2,262
Annually	Tokyo Overnight Average Rate	1.250%	12/15/27	434,730,000	JPY	6,508	948	5,560
Annually	SOFR-COMPOUND	3.175%	03/15/28	1,820,000	USD	12,694	760	11,934
Annually	2.000%	Euro Short-Term Rate	06/17/28	10,000	EUR	(137)	(93)	(44)
Semi-Annually	Canadian Overnight Index	2.500%	06/19/28	120,000	CAD	495	60	435
Annually	Sterling Overnight Index Average	4.000%	06/19/28	110,000	GBP	778	(500)	1,278
Semi-Annually	6 Month Euribor	2.500%	06/19/28	190,000	EUR	1,654	(22)	1,676
Annually	SOFR-COMPOUND	3.250%	06/19/28	290,000	USD	1,916	990	926
Semi-Annually	Canadian Overnight Index	2.750%	06/19/28	250,000	CAD	167	717	(550)
Annually	3.750%	Sterling Overnight Index Average	06/19/28	1,160,000	GBP	(15,342)	(5,321)	(10,021)
Quarterly	3 Month Australian Bill	4.500%	06/19/28	480,000	AUD	1,038	17	1,021
Annually	SOFR-COMPOUND	3.000%	06/19/28	1,340,000	USD	15,262	9,502	5,760
Annually	2.000%	Euro Short-Term Rate	09/11/28	7,650,000	EUR	(50,076)	(7,075)	(43,001)
Semi-Annually	6 Month Euribor	2.500%	09/11/28	7,650,000	EUR	31,410	(14,369)	45,779
Annually	3.750%	Sterling Overnight Index Average	06/18/29	20,000	GBP	(348)	256	(604)
Annually	SOFR-COMPOUND	3.298%	09/02/30	1,350,000	USD	15,148	9,112	6,036

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

Annually	Tokyo Overnight Average Rate	1.250%	06/17/31	577,000,000	JPY	95,993	68,744	27,249
Annually	4.000%	Sterling Overnight Index Average	06/17/31	480,000	GBP	(6,372)	5,621	(11,993)
Semi-Annually	4.750%	3 Month Australian Bill	06/17/31	1,150,000	AUD	(5,268)	(587)	(4,681)
Quarterly	3.750%	3 Month New Zealand Dollar Bank Bill Rate	06/17/31	1,360,000	NZD	(11,716)	(1,278)	(10,438)
Semi-Annually	2.500%	6 Month Euribor	06/17/31	130,000	EUR	(2,869)	(585)	(2,284)
Annually	3.379%	SOFR-COMPOUND	08/31/31	660,000	USD	(7,288)	(2,395)	(4,893)
Annually	Tokyo Overnight Average Rate	2.000%	01/11/33	46,067,551	JPY	1,635	(1,252)	2,887
Annually	SOFR-COMPOUND	3.407%	01/31/33	1,200,000	USD	20,275	169	20,106
Quarterly	4.000%	3 Month New Zealand Dollar Bank Bill Rate	06/17/36	270,000	NZD	(5,231)	(2,337)	(2,894)
Semi-Annually	4.250%	6 Month Norway Ibor	06/17/36	860,000	NOK	(1,250)	(960)	(290)
Semi-Annually	6 Month Euribor	2.750%	06/17/36	370,000	EUR	12,504	2,400	10,104
Annually	0.500%	Swiss Average Rate Overnight	06/17/36	120,000	CHF	(1,000)	(1,890)	890
Annually	1.500%	Tokyo Overnight Average Rate	06/17/36	31,000,000	JPY	(12,268)	(11,376)	(892)
Semi-Annually	5.000%	3 Month Australian Bill	06/17/36	320,000	AUD	(1,154)	2,697	(3,851)
Semi-Annually	3.250%	Canadian Overnight Index	06/17/36	110,000	CAD	61	1,676	(1,615)
Annually	Sterling Overnight Index Average	4.250%	06/17/36	140,000	GBP	3,112	1,449	1,663
Annually	SOFR-COMPOUND	3.750%	06/17/36	230,000	USD	2,169	(3,789)	5,958
Quarterly	3 Month Stockholm Interbank Offered Rate	2.750%	06/17/36	1,770,000	SEK	5,744	4,785	959
Annually	SOFR-COMPOUND	3.805%	08/31/36	400,000	USD	2,375	680	1,695
Annually	2.160%	Tokyo Overnight Average Rate	08/02/44	74,466,319	JPY	(25,020)	(23,550)	(1,470)
Semi-Annually	6 Month Euribor	3.000%	06/19/56	60,000	EUR	1,411	417	994

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

Annually	2.500%	Tokyo Overnight Average Rate	06/19/56	9,500,000	JPY	(6,526)	(4,231)	(2,295)
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$83,179	$29,823	$53,356

Centrally Cleared Credit Default Swaps
Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
CDX.NA.IG.43	Quarterly	Buy	1.00%	–	BBB	12/20/29	$250,000	$4,591	$4,195	$396
CDX.NA.IG.44	Quarterly	Buy	1.00%	–	BBB	06/20/30	325,000	5,927	5,277	650
CDX.NA.IG.45	Quarterly	Buy	1.00%	–	BBB	12/20/30	2,272,853	41,038	46,053	(5,015)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS								$51,556	$55,525	$(3,969)

*	Index credit default swaps do not have credit ratings themselves, but they are influenced by the credit ratings of the underlying securities in the index.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
05/22/26	Morgan Stanley	117,804	USD	99,973	EUR	$2,332
05/22/26	Morgan Stanley	581,952	USD	491,277	EUR	14,513
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$16,845

EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar